RETIREMENT BENEFIT OBLIGATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement1 [Line Items]
Recognised liability at beginning of the year	$ 1,397	$ 1,613
Recognised in profit or loss in the current year	146	159
Interest on obligation	146	159
Actuarial loss (gain)	16	(156)
Translation	(118)	(101)
Employer payments	(122)	(118)
Present value of unfunded obligation recognised as a liability at end of year	1,319	1,397
Current portion	125	125
Non-current portion	1,194	1,272
Other	$ 1,319	$ 1,397
The principal actuarial assumptions applied in the determination of fair values include:
Health care cost inflation	7.80%	7.80%
Discount rate	12.00%	11.90%
CPI inflation	6.30%	6.30%
Continuation at retirement	100.00%	100.00%